Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Investment Companies (94.8%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (46.9%)
iShares Core S&P Mid-Cap ETF	25,150	3,618
iShares Russell 2000 ETF	24,200	2,770
iShares Russell Mid-Cap ETF	14,000	604
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	6,588,977	8,493
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	6,472,503	8,233
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,511,005	9,876
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	6,918,672	19,116
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	10,615,513	9,915
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	7,769,379	10,225
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	11,162,406	8,640
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,305,449	11,173
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	9,081,083	10,879
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,384,289	4,795
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	2,982,156	4,449

Total		112,786

Fixed Income (32.2%)
iShares Core U.S. Aggregate Bond ETF	31,100	3,588
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	29,223,686	19,141
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	40,350,387	53,505
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	977,517	1,016

Total		77,250

Foreign Equity (15.7%)
iShares Core MSCI EAFE ETF	26,600	1,329
iShares MSCI Emerging Markets ETF	13,600	464
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	3,410,934	2,814
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	5,215,382	6,503
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,711,992	8,751
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	20,632,725	17,930

Total		37,791

Total Investment Companies (Cost: $245,594)		227,827

Short-Term Investments (3.8%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (0.6%)
Marriott International, Inc. 0.000%, 4/16/20 144A	500,000	499
The Southern Co. 0.000%, 4/6/20 144A	1,000,000	1,000

Total		1,499

Money Market Funds (2.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	5,758,068	5,758

Total		5,758

US Government & Agencies (0.8%)
Federal Home Loan Bank
0.000%, 4/20/20	1,000,000	1,000
0.000%, 7/31/20b	1,000,000	1,000

Total		2,000

Total Short-Term Investments (Cost: $9,256)		9,257

Total Investments (98.6%) (Cost: $254,850)@		237,084

Other Assets, Less Liabilities (1.4%)		3,246

Net Assets (100.0%)		240,330

Asset Allocation Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	2	41	6/20	$5,268	$223	$(85)
							$223	$(85)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$ (85)	$ (85)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $1,499 representing 0.6% of the net assets.

#	7-Day yield as of 3/31/2020.
b

Cash or securities with an aggregate value of $1,000 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $254,850 and the net unrealized depreciation of investments based on that cost was $17,543 which is comprised of $5,833 aggregate gross unrealized appreciation and $23,376 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
Description	Level 1 -Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$227,827	$—	$—
Short-Term Investments
Money Market Funds	5,758	—	—
All Others	—	3,499	—
Other Financial Instruments^
Futures	223	—	—

Total Assets:	$233,808	$3,499	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand